Warrants and Derivative Liabilities (Details 2) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2017	Feb. 16, 2018	Jan. 19, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			$ 823,037	$ 15,958,366	$ 823,037	$ 823,037	$ 1,231,129
Fair Value of Derivative Liabilities Issued				516,058	10,784,634	10,988,736	368,364
Change in Fair value of Derivative Liabilities				12,820,618	(977,493)	6,503,174	(767,198)
Reclassification of Derivatives to Equity				0	(2,040,706)	(2,356,581)	(9,258)
Fair Value of Derivative Liabilities				29,295,042	8,589,472	15,958,366	823,037
Less, noncurrent portion of derivative liabilities				(963,369)		(219,453)	(551,322)
Current balance of derivative liabilities				28,331,673	8,589,472	15,738,913	271,715
Series B Preferred Stock Conversion Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			6,715	0	6,715	6,715	118,821
Fair Value of Derivative Liabilities Issued					0	0	0
Change in Fair value of Derivative Liabilities					0	0	(102,848)
Reclassification of Derivatives to Equity					(6,715)	(6,715)	(9,258)
Fair Value of Derivative Liabilities					0	0	6,715
Series F Preferred Stock Put Option Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0		0	0	0
Fair Value of Derivative Liabilities Issued	$ 103,364						103,364
Change in Fair value of Derivative Liabilities							(103,364)
Reclassification of Derivatives to Equity							0
Fair Value of Derivative Liabilities							0
Series B - warrant liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			551,322	487,500	551,322	551,322	1,112,308
Fair Value of Derivative Liabilities Issued				0	0	0	0
Change in Fair value of Derivative Liabilities				353,438	1,156,107	1,476,044	(560,986)
Reclassification of Derivatives to Equity				0	(1,223,991)	(1,539,866)	0
Fair Value of Derivative Liabilities				840,938	483,438	487,500	551,322
Emerald Multi-Draw Credit Agreement - compound derivative liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0	219,453	0	0
Fair Value of Derivative Liabilities Issued						204,102
Fair value of derivative liabilities issued in connection with debt and equity instruments				516,058
Change in Fair value of Derivative Liabilities						15,351
Fair value of compound derivative				227,858
Reclassification of Derivatives to Equity				0		0
Fair Value of Derivative Liabilities				963,369		219,453	0
Emerald Convertible Promissory Note - conversion liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			265,000	0	265,000	265,000	0
Fair Value of Derivative Liabilities Issued						360,000	265,000
Fair value of conversion feature bifurcated from convertible promissory note					360,000
Change in Fair value of Derivative Liabilities						185,000	0
Fair value adjustment of conversion feature					185,000
Reclassification of Derivatives to Equity					(810,000)	(810,000)	0
Fair Value of Derivative Liabilities					0	0	265,000
Emerald Financing - Warrant Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0	15,251,413	0	0
Fair Value of Derivative Liabilities Issued		$ 5,707,423	$ 4,717,211	0	10,424,634	10,424,634
Change in Fair value of Derivative Liabilities				12,239,322	(2,318,600)	4,826,779
Reclassification of Derivatives to Equity				0	0	0
Fair Value of Derivative Liabilities				$ 27,490,735	$ 8,106,034	$ 15,251,413	$ 0